UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2011.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Aug 9, 2011


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       71
Form 13F Information Table Value Total:	      597,722,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      32,449    96,670   Sole   None
Novo-Nordisk                    670100205      25,224   201,344   Sole   None
Oracle Corporation              38389x105      25,016   760,129   Sole   None
United Technologies             913017109      24,850   280,756   Sole   None
PepsiCo, Inc.                   713448108      23,542   334,266   Sole   None
Berkshire Hathaway      B       084670207      23,251   300,441   Sole   None
ConocoPhillips                  20825C104      22,575   300,243   Sole   None
Devon Energy Corp New           25179M103      20,786   263,749   Sole   None
Mastercard Inc.                 57636Q104      20,387    67,653   Sole   None
Walgreen Co                     931422109      20,174   475,123   Sole   None
Ace Ltd                         H0023R105      20,024   304,217   Sole   None
Google Inc                      38259P508      18,608    36,748   Sole   None
Teva Pharmaceutical Inds	881624209      16,771   347,800   Sole	 None
Freeport McMoran Copper         35671D857      15,885   300,277   Sole   None
Diamond Offshore                25271C102      15,799   224,392   Sole   None
Emerson Electric                291011104      15,767   280,304   Sole   None
Amphenol Corp			032095101      15,577   288,514   Sole   None
Rockwell Collins                774341101      15,132   245,286   Sole   None
Dollar Tree Stores              256746108      15,100   226,663   Sole   None
Procter & Gamble                742718109      14,652   230,490   Sole   None
Becton Dickinson & Co           075887109      13,990   162,353   Sole   None
Lincoln Elec Hldgs Inc          533900106      13,543   377,761   Sole   None
Microsoft Corp                  594918104      13,516   519,862   Sole   None
Medco Health Solutions          58405U102      13,152   232,702   Sole   None
LKQ Corp                        501889208      12,685   486,220   Sole   None
Energizer Holdings Inc          29266R108      12,587   173,949   Sole   None
Adobe Systems                   00724F101      12,228   388,809   Sole   None
Wal-Mart Stores Inc		931142103      12,035   226,481   Sole	 None
Nike Inc.                       654106103      12,032   133,724   Sole   None
Resmed Inc                      761152107      11,620   375,447   Sole   None
Wells Fargo & Co.               949746101      10,929   389,470   Sole   None
Stifel Financial Corp           860630102      10,290   286,938   Sole   None
Petroleo Brasileiro A           71654V408       8,731   257,848   Sole   None
Perrigo Company                 714290103       3,203    36,448   Sole   None
Berkshire Hathaway      A       084670108       3,135        27   Sole   None
Middleby Corp.			596278101	2,999    31,891   Sole   None
Monro Muffler Brake             610236101       2,498    66,997   Sole   None
Intuit                          461202103       2,354    45,399   Sole   None
Flir Systems Inc		302445101	2,352	 69,779	  Sole	 None
CVS Caremark Corp               126650100       2,180    58,017   Sole   None
Schlumberger Ltd                806857108       1,934    22,389   Sole   None
Apache Corp			037411105	1,763	 14,284   Sole   None
Quality Systems                 747582104       1,608    18,422   Sole   None
Cognizant Tech Solutions        192446102       1,555    21,200   Sole   None
TJX Companies, Inc              872540109       1,546    29,425   Sole   None
3M Company                      88579Y101       1,274    13,435   Sole   None
Southern Copper Corp            84265V105       1,212    36,862   Sole   None
Ishares MSCI EMIF               464287234       1,059    22,250   Sole   None
Gilead Sciences Inc Com         375558103         588    14,188   Sole   None
Market Vectors Agribusiness     57060U605         563    10,475   Sole   None
Ishare MSCI Brazil F            464286400         525     7,153   Sole   None
Exxon Mobil Corp                30231g102         496     6,098   Sole   None
Emc Corporation                 268648102         435    15,803   Sole   None
Hewlett-Packard Co De           428236103         434    11,913   Sole   None
Vale S A                        91912E105         431    13,500   Sole   None
Chevron Corp New                166764100         377     3,663   Sole   None
Noble Corporation               H5833N103         341     8,650   Sole   None
Inergy LP                       456615103         339     9,600   Sole   None
Ishares Ftse/Xinhua China       464287184         335     7,810   Sole   None
JP Morgan Chase & Co            46625H100         333     8,132   Sole   None
Goldman Sachs Group             38141G104         325     2,443   Sole   None
Best Buy Co Inc                 086516101         324    10,305   Sole   None
Nustar Energy LP                67058H102         322     4,978   Sole   None
ITT Education Services          45068B109         298     3,815   Sole   None
Bank of America                 060505104         291    26,532   Sole   None
Walt Disney Co                  254687106         270     6,911   Sole   None
Deere & Co                      244199105         256     3,110   Sole   None
MSCKI India Index               06739F291         247     3,520   Sole   None
Verizon Communications          92343v104         226     6,080   Sole   None
Royal Dutch Shell Cl A          780259206         217     3,045   Sole   None
Cisco Systems Inc               17275R102         167    10,694   Sole   None

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